Note 13 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	5 years
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 128.62
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 171.43
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 32,022
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 18,458	$ 17,767
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	15 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	763,240
Share-Based Payment Arrangement, Expense	$ 27,387	$ 25,311
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	5 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	6 years